Commitments (Details) € in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Sep. 21, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) item	Dec. 31, 2021 USD ($) item	Oct. 31, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Apr. 01, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 06, 2021 EUR (€) item	Jan. 06, 2021 USD ($) item	Dec. 16, 2020 EUR (€)	Jan. 31, 2020 EUR (€)	Feb. 01, 2019 EUR (€) item
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account				€ 1.7
Gain from favorable position				1.1
Net expense on change in fair value in financial income				0.7
Contract CRO with Spaulding [Member]
Disclosure of detailed information about financial instruments [line items]
Contract CRO with Spaulding | $								$ 5.2
Outstanding Commitments				0.5
Contract CRO with Research Associates Groupe B.V [Member]
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account		€ 201.2
Outstanding Commitments				191.1
Term of contract		7 years
Contract CMO with Fisher Clinical Services [Member]
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account			€ 15.0
Outstanding Commitments				14.2
Term of contract			7 years
Contract CRO signed with United BioSource LLC [Member]
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account							€ 2.9
Outstanding Commitments				2.8
Contract CRO signed with Synexus Clinical Research GmbH
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account						€ 7.1
Outstanding Commitments				7.1
Contract CRO signed with Syneos Health Clinical Research Services, LLC [Member]
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account | $									$ 7.0
Outstanding Commitments | $					$ 4.4
Contract signed with Corden Pharma Chenve SAS [Member]
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account													€ 5.6
Outstanding Commitments				1.9
Contract CRO signed with Delpharm Reims [Member]
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account												€ 3.7
Outstanding Commitments				3.0
Service agreement with Echosens [Member]
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account	€ 1.7
Outstanding Commitments				€ 1.7
Term of contract	4 years
Pledge over cash, one
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account														€ 0.7
Amount of pledge as a percentage of sum not covered by the indemnity to be received														50.00%
Number of pledges over cash | item										1	1			1
Crdit Agricole bank
Disclosure of detailed information about financial instruments [line items]
Amount of pledge as a percentage of sum not covered by the indemnity to be received				50.00%	50.00%
Number of pledges over cash | item				2	2
Crdit Agricole bank | Pledge over cash, one
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account				€ 0.7							$ 1.0
Number of pledges over cash | item				1	1					1	1
Crdit Agricole bank | If dispute remains unresolved
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account				€ 1.7						€ 1.7